Loans and advances to customers - Schedule of detail, by classification, of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers [Line Items]
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	6,130	5,910
Financial assets designated at fair value through profit or loss	8,046	7,915	9,773
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Financial assets at amortised cost	1,202,689	1,203,707	1,191,403
Total financial assets	300,026	283,497	243,203
Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(520)	(349)	(286)
Customers
Loans And Advances To Customers [Line Items]
Financial assets held for trading	32,766	26,591	11,634
Non-trading financial assets mandatorily at fair value through profit or loss	1,701	1,042	982
Financial assets designated at fair value through profit or loss	4,739	4,610	6,219
Financial assets at fair value through other comprehensive income	12,906	10,784	7,669
Financial assets at amortised cost	985,176	1,011,042	1,009,845
Total financial assets	1,037,288	1,054,069	1,036,349
Customers | Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(21,158)	(22,125)	(22,788)
Customers | Gross carrying amount
Loans And Advances To Customers [Line Items]
Total financial assets	€ 1,058,446	€ 1,076,194	€ 1,059,137